LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2021
Long Term Investments [Abstract]
LONG-TERM INVESTMENTS

6.	LONG‑TERM INVESTMENTS

Equity securities without readily determinable fair value

The Group had the following equity securities without readily determinable fair value:

	As of December 31,
	2020	2021
	US$	US$
TradeUP Acquisition Corp.("UPTDU")(a)	—	445,400
Fortune Rise Acquisition Corporation ("FRLAU")(b)	—	201,248
Shenzhen Guru Club Information Technology Group Co., LTD. ("Guru")(c)	1,532,567	1,569,218
Shanghai Realize Investment Consulting Co., Ltd. ("Realize")(d)	—	941,531
Shanghai Yisong Consulting Management Co., LTD ("Yisong")(e)	—	407,997
UNext Group Limited ("UNext")(f)	600,000	—
Total	2,132,567	3,565,394

(a)

UPTDU is a NASDAQ listed blank check company formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. In February and July 2021, the Group respectively acquired 230,000 founder shares (8,500 of which was forfeited in September 2021) and 44,040 private shares issued by UPTDU for a total purchase consideration of US$445,400. After the completion of UPTDU's initial public offering in July 2021, the shares owned by the Group take up 4.54% equity interests of UPTDU with no significant impacts. The founder shares and private shares are each subject to transfer restrictions pursuant to lock-up provisions. No observable price change has been identified and no fair value change was recorded for the year ended December 31, 2021.

(b)

FRLAU is a NASDAQ listed blank check company formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. In November 2021, the Group acquired 122,000 founder shares, 20,000 private shares and 60,000 representative shares issued by FRLAU for a total purchase consideration of US$201,248, which accounted for 1.57% equity interests of FRLAU with no significant impacts. The founder shares, private shares and representative shares are each subject to transfer restrictions pursuant to lock-up provisions. No observable price change has been identified and no fair value change was recorded for the year ended December 31, 2021.

(c)

In October 2017, the Group acquired 1.0% equity interests of Guru, formerly known as Tibet Gelonghui Information Technology Co., LTD., for a purchase consideration of US$1,536,972 (RMB10,000,000). Guru is principally engaged in information technology development, technical consultation and technical services. On January 1, 2018, the Group adopted ASU 2016-01 and ASU 2018-03 with no significant impacts noted. No observable price change has been identified and no fair value change was recorded for the years ended December 31, 2020 and 2021. The change of balance was foreign exchange difference.

(d)

In August 2021, the Group acquired 1.5% equity interests of Realize for a purchase consideration of US$926,183 (RMB6,000,000). Realize is principally engaged in ESOP advisory and management services. No observable price change has been identified and no fair value change was recorded for the years ended December 31, 2021. The change of balance was foreign exchange difference.

6.	LONG‑TERM INVESTMENTS (Continued)

Equity securities without readily determinable fair value (Continued)

(e)

In April 2021, the Group acquired 5% equity interests of Yisong for a purchase consideration of US$400,962 (RMB2,600,000). Yisong is principally engaged in consulting and financial advisory services. No observable price change has been identified and no fair value change was recorded for the year ended December 31, 2021. The change of balance was foreign exchange difference.

(f)

In December 2019, the Group acquired 0.6% equity interests of UNext for a purchase consideration of US$600,000. UNext is principally engaged in financing service. For the year ended December 31, 2021, due to the deterioration of the operating conditions of UNext, the Group had made full provision of US$600,000 for the impairment of this investment. .

Available‑for‑sale securities

The Group had the following available‑for‑sale securities:

	As of December 31,
	2020	2021
	US$	US$
Beijing Yingxin Network Technology Co., LTD ("Yingxin")(g)	803,938	823,165
Alphalion Technology Holding Limited ("Alphalion")(h)	3,120,113	5,019,718
Total	3,924,051	5,842,883

(g)

In September 2017, the Group acquired 2.91% equity interests of Yingxin for a purchase consideration of US$461,092 (RMB3,000,000). Yingxin is principally engaged in IT services, including systems, data or maintenance. The investment was classified as available-for-sale securities as the Group determined that the preferred shares were debt securities due to the redemption option available to the investor and measured the investment subsequently at fair value. There were no unrealized holding gains or losses recognized in other comprehensive income for the years ended December 31, 2019, 2020 and 2021. The change of balance in 2021 was foreign exchange difference.

(h)

In February 2019, the Group entered into a series of agreements to covert its short-term interest-free loans to Alphalion Technology Holding Limited and its affiliates amounted at US$3,060,113 into 25% equity interest of Alphalion (Note 15). Alphalion is principally engaged in IT services, including software maintenance, application service and data processing. The investment was classified as available-for-sale securities as the Group determined that the preferred shares were debt securities due to the redemption option available to investors and measured the investment subsequently at fair value. US$60,000 and US$1,899,605 fair value change was recorded for the years ended December 31, 2020 and 2021.

6.	LONG‑TERM INVESTMENTS (Continued)

Equity method investments:

The Group had the following Equity method investments:

	As of December 31,
	2020	2021
	US$	US$
Ocean Joy Holdings Limited ("Ocean Joy") (i)	424,333	—
TradeUP Global Sponsor LLC ("Global Sponsor") (j)	—	369,567
Total	424,333	369,567

(i)

The Group prepaid US$462,276 (HK$3,600,000) in 2019 for the investment of 30% equity interests in Ocean Joy (including its sole subsidiary Tiger Brokers HK) which has a license approved by SFC in Hong Kong to provide securities and futures services. The investment was completed in May 2020. The Group acquired the remaining 70% equity interests in Ocean Joy on October 26, 2021. Prior to the acquisition, the Group accounted for the investment under the equity method. For the year ended December 31, 2020 and the period from January 1, 2021 through October 26, 2021, the Group had recorded an investment loss of US$40,625 and US$39,141, respectively. On October 26, 2021, the Group has obtained control over Ocean Joy and accounted for it as a consolidated subsidiary (Note 2).

(j)

In April 2021, the Group acquired 20% equity interests of Global Sponsor for a purchase consideration of US$454,560. Global Sponsor is the sponsor to TradeUP Global Corporation, a NASDAQ listed blank check company formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. The Group accounted for the investment using equity method accounting because the Group does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee. For the year ended December 31, 2021, the Group recorded an investment loss of US$84,993.